3) Risk Management (Details 8) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Fixed rates [Member]
VaR Internal Model -Trading Portfolio
Risk Factors	R$ 5,014	R$ 1,614
IGPM/IPCA [Member]
VaR Internal Model -Trading Portfolio
Risk Factors	3,645	2,774
Exchange coupon [Member]
VaR Internal Model -Trading Portfolio
Risk Factors	342	415
Foreign Currency [Member]
VaR Internal Model -Trading Portfolio
Risk Factors	4,704	5,327
Sovereign/Eurobonds and Treasuries [Member]
VaR Internal Model -Trading Portfolio
Risk Factors	7,477	3,834
Equities [Member]
VaR Internal Model -Trading Portfolio
Risk Factors	2,422	707
Other [Member]
VaR Internal Model -Trading Portfolio
Risk Factors	154	2,122
Correlation/diversification effect [Member]
VaR Internal Model -Trading Portfolio
Risk Factors	(11,551)	(6,820)
VaR at the end of the year [Member]
VaR Internal Model -Trading Portfolio
Risk Factors	12,207	9,973
Average VaR in the year [Member]
VaR Internal Model -Trading Portfolio
Risk Factors	38,522	10,263
Var Internal Model Trading Portfolio Minimum Var In The Year [Member]
VaR Internal Model -Trading Portfolio
Risk Factors	8,140	6,469
Maximum VaR in the year [Member]
VaR Internal Model -Trading Portfolio
Risk Factors	R$ 104,811	R$ 15,309